Stock-Based Compensation - Summary of the Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Number of Shares, Outstanding, Beginning balance	6,784,448	4,589,988
Granted	1,252,200	2,375,080
Exercised	(556,220)	0
Canceled	(96,500)	(180,620)
Number of Shares, Outstanding, Ending balance	7,383,928	6,784,448	4,589,988
Number of Shares, Exercisable	2,992,648
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 4.65	$ 2.22
Granted	11.89	9.30
Exercised	1.19
Canceled	6.30	4.22
Weighted Average Exercise Price, Outstanding, Ending balance	6.16	$ 4.65	$ 2.22
Weighted Average Exercise Price, Exercisable	$ 1.85
Weighted Average Remaining Contractual Term (Years)
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 8 months 12 days	6 years 6 months	6 years
Weighted Average Remaining Contractual Term, Exercisable	3 years 9 months 18 days
Aggregate Intrinsic Value (in thousands)
Aggregate Intrinsic Value, Exercised	$ 8,386
Aggregate Intrinsic Value, Outstanding	164,688	$ 44,259	$ 24,239
Aggregate Intrinsic Value, Exercisable	$ 79,636